Condensed Interim Consolidated Statements of Earnings - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales	$ 299,064	$ 264,972	$ 595,870	$ 479,437
Cost of sales
Cost of sales, excluding depletion	54,007	58,642	115,562	110,606
Depletion	58,865	54,474	122,541	99,473
Total cost of sales	112,872	113,116	238,103	210,079
Gross margin	186,192	151,856	357,767	269,358
General and administrative expenses	10,241	10,216	20,705	20,315
Share based compensation	6,241	4,484	7,522	11,881
Donations and community investments	703	1,940	2,273	3,318
Earnings from operations	169,007	135,216	327,267	233,844
Gain on disposal of mineral stream interests	0	5,027	0	5,027
Other income (expense)	5,122	8,692	12,317	16,254
Earnings before finance costs and income taxes	174,129	148,935	339,584	255,125
Finance costs	1,299	1,352	2,741	2,731
Earnings before income taxes	172,830	147,583	336,843	252,394
Income tax expense (recovery)	50,513	6,135	50,485	(445)
Net earnings	$ 122,317	$ 141,448	$ 286,358	$ 252,839
Basic earnings per share	$ 0.27	$ 0.312	$ 0.632	$ 0.559
Diluted earnings per share	$ 0.269	$ 0.312	$ 0.631	$ 0.558
Weighted average number of shares outstanding
Basic	453,430,000	452,892,000	453,262,000	452,633,000
Diluted	454,104,000	453,575,000	453,888,000	453,368,000